PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from governmental authorities	$ 142	$ 119
Prepaid expenses	36	38
Others	7	0
Total prepaid expenses and other current assets	$ 185	$ 157